Cash and cash equivalents and interest earning bank deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents and interest earning bank deposits
Cash and banks	R$ 235,472	R$ 13,099
Short-term investments maturing in up to 90 days	346,759	46,880
Investments maturing in over 90 days	7,005	2,227
Total	589,236	62,206
Cash and cash equivalents	582,231	59,979	R$ 12,342	R$ 50,676
Interest earning bank deposits	R$ 7,005	R$ 2,227